LEASE	12 Months Ended
Dec. 31, 2023
LEASE
LEASE

14.LEASE

Operating lease arrangements

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. The Company’s lease agreements are entered into with third parties and usually have a renewal option with an advance notice period of one to twelve months, and no restrictions or contingent rents.

Operating lease costs were RMB15,945,782 and RMB15,494,118 (US$2,182,301) for the year ended December 31, 2022 and 2023, respectively, which excluded short-term lease costs. Short-term lease costs were RMB3,686,856 and RMB2,242,409 (US$315,837) for the year ended December 31, 2022 and 2023, respectively. For the years ended December 31, 2022 and 2023, no lease costs for operating leases were capitalized.

14.LEASE - CONTINUED

The weighted average remaining lease term as of December 31, 2022 and 2023 was 6.3 years and 5.5 years, respectively. The weighted average discount rate as of December 31, 2022 and 2023 was 6.15% and 6.05%, respectively.

Supplemental cash flow information related to operating leases is as follows:

	2022	2023
	RMB	RMB	US$
Cash payments for operating leases	15,480,126	16,620,421	2,340,937
Operating ROU assets obtained in exchange for new operating lease liabilities	5,068,377	512,608	72,199
Operating ROU assets released in exchange for operating lease liabilities	2,023,201	23,300,165	3,281,760

Future minimum lease payments under non-cancelable operating lease agreements consist of the following as of December 31, 2023:

	As of December 31,
	2023
	RMB	US$
1 year (Including 1 year)	8,814,068	1,241,436
1 year to 2 years (Including 2 years)	9,079,002	1,278,751
2 years to 3 years (Including 3 years)	8,973,055	1,263,828
3 years to 4 years (Including 4 years)	9,722,110	1,369,331
4 years to 5 years (Including 5 years)	9,909,374	1,395,706
Over 5 years	13,542,624	1,907,439
Total lease payments	60,040,233	8,456,491

Less: imputed interest	10,208,418	1,437,826
Present value of lease liabilities	49,831,815	7,018,665